Property, Plant, and Equipment, Net - Schedule of Property Plant and Equipment,Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 180.1	$ 147.1
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(91.3)	(71.9)
Property, plant, and equipment, net	88.8	75.2
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 44.4	43.9
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 49.6	38.9
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Badges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38.9	29.4
Badges [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Badges [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Fixtures, Computer Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33.6	27.6
Furniture, Fixtures, Computer Equipment and Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture, Fixtures, Computer Equipment and Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13.6	$ 7.3